UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	January 22, 2007
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		87
Form 13F Information Table Value Total:		$161,253






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     4013   113040 SH       Sole                   112456               584
Abbott Laboratories            COM              002824100     2144    43810 SH       Sole                    43810
Allegheny Energy               COM              017361106      201     4400 SH       Sole                     4400
BP p.l.c. ADR                  COM              055622104     1481    22042 SH       Sole                    22042
BRE Properties                 COM              05564E106     3174    49456 SH       Sole                    48656               800
Bristol-Myers Squibb           COM              110122108     2394    91000 SH       Sole                    90300               700
Bunge Ltd.                     COM              G16962105     3232    44200 SH       Sole                    44200
Burlington Northern Santa Fe   COM              12189T104      300     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      440    12600 SH       Sole                    12600
Calpine Corporation            COM              131347106       32    28920 SH       Sole                    28920
Chesapeake Energy Corp.        COM              165167107     2511    85500 SH       Sole                    84500              1000
Chevron Corporation (fmly. Che COM              166764100     8640   116311 SH       Sole                   115849               462
ConocoPhillips                 COM              20825C104     1521    20926 SH       Sole                    20926
Consolidated Edison, Inc.      COM              209115104      202     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1235    40800 SH       Sole                    40800
Corn Products International In COM              219023108     1370    39200 SH       Sole                    39200
DNP Select Income Fund (fmly.  COM              264324104     1660   153296 SH       Sole                   153296
Donnelley (RR) & Sons (New)    COM              257867101     2168    60400 SH       Sole                    59900               500
Dow Chemical Co.               COM              260543103      216     5404 SH       Sole                     5404
Du Pont                        COM              263534109     2681    54680 SH       Sole                    54680
Duke-Weeks Realty Corp.        COM              264411505      855    20800 SH       Sole                    20000               800
Edison International (formerly COM              281020107      473    10310 SH       Sole                    10310
Emerson Electric               COM              291011104     4412    99700 SH       Sole                    99100               600
ExxonMobil                     COM              30231g102     2335    30200 SH       Sole                    30200
General Electric               COM              369604103     1283    34239 SH       Sole                    34239
GlaxoSmithKline plc            COM              37733W105     3097    58950 SH       Sole                    58450               500
HSBC Holdings PLC              COM              404280406     1980    21567 SH       Sole                    21567
Hawaiian Electric              COM              419870100     1286    47000 SH       Sole                    47000
Healthcare Property Investors, COM              421915109     1873    51600 SH       Sole                    51600
Healthcare Realty Trust        COM              421946104      316     8000 SH       Sole                     8000
Heinz (H.J.)                   COM              423074103     2299    50950 SH       Sole                    50650               300
Hillenbrand Industries         COM              431573104      506     8900 SH       Sole                     8900
Intel Corp.                    COM              458140100      467    22861 SH       Sole                    22861
Johnson & Johnson              COM              478160104     2628    39572 SH       Sole                    39572
Kimberly-Clark                 COM              494368103     1533    22500 SH       Sole                    22500
Liberty Capital Series A       COM              53071M302      497     5105 SH       Sole                     5053                52
Liberty Interactive Series A   COM              53071M104      569    26325 SH       Sole                    26065               260
Lilly, Eli                     COM              532457108      828    15920 SH       Sole                    15920
Lincoln National Corp.         COM              534187109      821    12353 SH       Sole                    12353
Microsoft                      COM              594918104     2956    98604 SH       Sole                    97804               800
Nastech Pharmaceutical Co. Inc COM              631728409     1065    69250 SH       Sole                    69250
New Plan Excel Realty Trust    COM              648053106     1881    68034 SH       Sole                    67534               500
Norfolk Southern               COM              655844108      303     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     1988   115584 SH       Sole                   115584
PACCAR Inc.                    COM              693718108      263     4000 SH       Sole                     4000
PG&E Corporation               COM              69331C108     1444    30330 SH       Sole                    30330
Pepsico Inc.                   COM              713448108     2506    39614 SH       Sole                    39314               300
Pfizer Inc.                    COM              717081103     1143    43825 SH       Sole                    43825
Pimco Floating Rate Strategy F COM              72201J104      939    49900 SH       Sole                    49900
Plum Creek Timber Company, Inc COM              729251108     3112    78300 SH       Sole                    77800               500
Procter & Gamble               COM              742718109    23753   368378 SH       Sole                   367891               487
Rayonier Inc.                  COM              754907103     1325    32200 SH       Sole                    31900               300
Royal Dutch Shell ADR Class A  COM              780259206      317     4500 SH       Sole                     4500
Safeguard Scientifics          COM              786449108      384   158000 SH       Sole                   158000
Schering Plough                COM              806605101     1242    52060 SH       Sole                    51560               500
Scottish Power PLC ADS (frmly  COM              81013t705      430     7361 SH       Sole                     7361
Telecom Corp. of New Zealand A COM              879278208     1232    45000 SH       Sole                    44500               500
Theravance, Inc.               COM              88338T104      218     7112 SH       Sole                     7112
TransCanada PL                 COM              893526103     3100    88550 SH       Sole                    88250               300
Unilever PLC                   COM              904767704     2664    95320 SH       Sole                    95320
Union Pacific Corp.            COM              907818108      374     4060 SH       Sole                     4060
United Dominion Realty Trust   COM              910197102      540    17000 SH       Sole                    17000
United Technologies            COM              913017109     2222    35376 SH       Sole                    35376
Verizon Corporation            COM              92343V104     1493    39996 SH       Sole                    39996
Washington REIT SBI            COM              939653101      278     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1755    29500 SH       Sole                    29300               200
iShares MSCI Japan Index       COM              464286848     1076    75800 SH       Sole                    74800              1000
iShares MSCI Singapore         COM              464286673     1986   177970 SH       Sole                   177970
ASA (Bermuda) Limited          COM              002050102     3812    59350 SH       Sole                    58850               500
Central Fund of Canada Ltd.    COM              153501101     3610   386967 SH       Sole                   386967
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103       46    51000 SH       Sole                    51000
Freeport McMoRan Copper & Gold COM              35671D857      985    17600 SH       Sole                    17600
Goldcorp, Inc.                 COM              380956409     4108   143500 SH       Sole                   142000              1500
Hecla Mining                   COM              422704106      747    97000 SH       Sole                    97000
IAMGOLD Corporation            COM              450913108      877    99000 SH       Sole                    99000
IShares Silver Trust           COM              46428Q109      362     2825 SH       Sole                     2825
Kinross Gold Corporation       COM              496902404      398    33200 SH       Sole                    33200
Newmont Mining                 COM              651639106     5933   130482 SH       Sole                   129482              1000
Pan American Silver Corp.      COM              697900108     2639   105310 SH       Sole                   105310
streetTracks Gold Shares       COM              863307104      494     7850 SH       Sole                     7850
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      932    36000 SH       Sole                    35500               500
Citigroup Cap. VII Preferred   PFD              17306N203      957    37800 SH       Sole                    37300               500
ING Groep NV 6.125 Perpetual D PFD              456837509      456    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     2926   114200 SH       Sole                   113200              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839     1055    40500 SH       Sole                    40500
Royal Bank of Scotland 6.35% P PFD              780097770      842    33000 SH       Sole                    32000              1000
Templeton Global Income Fund   COM              880198106      409    43200 SH       Sole                    41200              2000